Shareholders' equity - Equity incentive plan (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted (shares)	1,182	104,858
Number of shares acquired by The Trust	237,172	128,304
Acquired (shares)	237,172	128,304
Trust acquired shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares acquired by The Trust	237,172	128,304
Number of shares held by the Trust at the beginning of the period (shares)	774,859	895,438
Acquired (shares)	237,172	128,304
Released on vesting (shares)	(237,626)	(248,883)
Number of shares held by the Trust at the end of the period (shares)	774,405	774,859